Operating leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Lessee, Lease, Description [Line Items]
Lease cost	$ 18,030	$ 11,473	$ 38,559	$ 32,522
Accelerated amortization of operating right-of-use assets	8,200	0	8,200	0
Right-of-use assets obtained in exchange for lease obligations	$ 5,700	4,100	$ 12,600	13,900
Weighted average remaining lease term	5 years 6 months 10 days		5 years 6 months 10 days		5 years 11 months 15 days
Weighted average discount rate	3.79%		3.79%		4.04%
Operating lease liabilities, current	$ 32,900		$ 32,900		$ 36,300
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities		Other Liabilities		Other Liabilities
Operating lease liabilities, non-current	$ 97,144		$ 97,144		$ 117,122
Income Statement Location [Axis]: us-gaap:CostOfGoodsAndServiceExcludingDepreciationDepletionAndAmortization
Lessee, Lease, Description [Line Items]
Lease cost	2,300	1,700	5,300	4,600
Income Statement Location [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Lessee, Lease, Description [Line Items]
Lease cost	$ 15,700	$ 9,800	$ 33,300	$ 27,900